Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 137,496,423	$ 121,560,921
Notes receivable from participants	2,110,331	1,970,905
Contributions receivable employer	627	0
Contributions receivable participant	940	0
Net assets available for benefits	139,608,321	123,531,826
Pooled separate accounts
Investments, at fair value:
Total investments	5,161,052	4,037,801
Mutual funds
Investments, at fair value:
Total investments	46,226,170	43,777,956
Collective trust funds
Investments, at fair value:
Total investments	85,492,163	73,024,519
Employer common stock
Investments, at fair value:
Total investments	$ 617,038	$ 720,645